Annual Total Returns [BarChart] - LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	May 01, 2021
Bar Chart Table:
2017	14.35%
2018	(3.01%)
2019	18.06%
2020	1.98%